Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	700,363,879.21	32,020
Yield Supplement Overcollateralization Amount 08/31/22	23,697,019.46	0
Receivables Balance 08/31/22	724,060,898.67	32,020
Principal Payments	26,690,074.59	579
Defaulted Receivables	588,052.94	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	22,484,792.65	0
Pool Balance at 09/30/22	674,297,978.49	31,415

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.26%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,561,480.54	278
Past Due 61-90 days	2,140,426.28	78
Past Due 91-120 days	454,017.70	14
Past Due 121+ days	0.00	0
Total	10,155,924.52	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	567,175.80
Aggregate Net Losses/(Gains) - September 2022	20,877.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.03%
Prior Net Losses/(Gains) Ratio	0.57%
Second Prior Net Losses/(Gains) Ratio	0.29%
Third Prior Net Losses/(Gains) Ratio	0.68%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	7,754,426.75
Actual Overcollateralization	7,754,426.75
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.90%
Weighted Average Remaining Term	54.23

Flow of Funds	$ Amount
Collections	29,814,236.12
Investment Earnings on Cash Accounts	6,176.36
Servicing Fee	(603,384.08)
Transfer to Collection Account	-
Available Funds	29,217,028.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	802,830.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,081,716.11
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,754,426.75
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,566,197.67

Total Distributions of Available Funds	29,217,028.40

Servicing Fee	603,384.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	692,309,694.60
Principal Paid	25,766,142.86
Note Balance @ 10/17/22	666,543,551.74

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2
Note Balance @ 09/15/22	265,579,694.60
Principal Paid	25,766,142.86
Note Balance @ 10/17/22	239,813,551.74
Note Factor @ 10/17/22	78.4268270%

Class A-3
Note Balance @ 09/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	305,780,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-4
Note Balance @ 09/15/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	79,150,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	27,870,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	13,930,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	884,687.87
Total Principal Paid	25,766,142.86
Total Paid	26,650,830.73

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	254,513.87
Principal Paid	25,766,142.86
Total Paid to A-2 Holders	26,020,656.73

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9548606
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.8098918
Total Distribution Amount	28.7647524

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.8323431
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.2636630
Total A-2 Distribution Amount	85.0960061

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	158.41
Noteholders' Third Priority Principal Distributable Amount	540.63
Noteholders' Principal Distributable Amount	300.96

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	2,322,098.97
Investment Earnings	4,297.25
Investment Earnings Paid	(4,297.25)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,152,340.90	$5,453,840.26	$4,869,172.51
Number of Extensions	176	190	162
Ratio of extensions to Beginning of Period Receivables Balance	0.71%	0.72%	0.62%